John Hancock Income Funds
              Supplement to the Prospectus dated September 1, 2001

John Hancock Strategic Income Fund

On page 12, the "Portfolio Managers" section for the John Hancock Strategic Income Fund has been changed as follows:

         PORTFOLIO MANAGERS

         Frederick L. Cavanaugh, Jr.

         Senior vice president of adviser
         Joined fund team in 1986
         Joined adviser in 1986
         Began business career in 1975


         Arthur N. Calavritinos, CFA

         Vice president of adviser
         Joined fund team in 1995
         Joined adviser in 1988
         Began business career in 1986


         Daniel S. Janis

         Second vice president of adviser
         Joined fund team in 1999
         Joined adviser in 1999
         Senior risk manager at
          BankBoston (1997-1998)
         Manager of forward desk at
          Morgan Stanley (1991-1997)
         Began business career in 1984

John Hancock High Yield Bond Fund

On page 8, the "Portfolio Managers" section for the John Hancock High Yield Bond Fund has been changed as follows:

         PORTFOLIO MANAGERS

         Arthur N. Calavritinos, CFA

         Vice president of adviser
         Joined fund team in 1995
         Joined adviser in 1988
         Began business career in 1986


         Frederick L. Cavanaugh, Jr.

         Senior vice president of adviser
         Joined fund team in 1995
         Joined adviser in 1986
         Began business career in 1975



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